Current and long-term debt - 2020 $225.0 million Credit Facility (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about borrowings [line items]
Write-off of deferred financing fees	$ 5,784	$ 1,326
2020 $225 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	79,100
Write-off of deferred financing fees	$ 1,200